UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2009

Item 1. Schedule of Investments.

The Osterweis Fund
SCHEDULE OF INVESTMENTS at June 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 63.3%
	Aerospace & Defense - 2.0%
583,780	DigitalGlobe, Inc. *	$11,208,576
	Beverages - 2.5%
243,410	Diageo Plc - ADR	13,935,223
	Biotechnology - 1.8%
294,655	Charles River Laboratories Inc. *	9,944,606
	Chemicals - 1.8%
192,915	Bayer AG - ADR	10,341,980
	Commercial Services & Supplies - 3.2%
731,587	Republic Services, Inc.	17,858,039
	Computers & Peripherals - 2.1%
905,125	EMC Corp. *	11,857,138
	Containers & Packaging - 2.4%
560,325	Crown Holdings, Inc. *	13,526,246
	Diversified Telecommunication Services - 2.8%
640,180	AT&T, Inc.	15,902,071
	Electric Utilities - 1.8%
953,235	NV Energy, Inc.	10,285,406
	Electronic Equipment & Instruments - 2.9%
804,780	Agilent Technologies, Inc. *	16,345,082
	Food Products - 5.1%
72,295	Aryzta Ag *	2,322,116
293,120	Nestle SA1	11,039,041
631,880	Unilever NV - ADR	15,278,859
		28,640,016
	Gas Utilities - 1.6%
298,430	Questar Corp.	9,269,236
	Health Care Equipment & Supplies - 2.5%
398,470	Medtronic, Inc.	13,902,618
	Health Care Providers & Services - 4.5%
1,000,555	HealthSouth Corp. *	14,448,014
168,680	Laboratory Corp. of America Holdings *	11,434,817
		25,882,831
	Hotels, Restaurants & Leisure - 0.7%
553,150	Carrols Restaurant Group Inc. *	3,683,979
	Industrial Conglomerates - 1.0%
132,210	Teleflex, Inc.	5,926,974
	Insurance - 0.9%
123,670	Transatlantic Holdings, Inc.	5,358,621
	Internet Software & Services - 4.9%
830,090	VeriSign, Inc. *	15,340,063
696,245	Websense, Inc. *	12,421,011
		27,761,074
	Life Science Tools & Services - 2.1%
231,030	Waters Corp. *	11,891,114
	Media - 2.7%
508,795	The McGraw-Hill Companies, Inc.	15,319,817
	Multi-Utilities & Unregulated Power - 1.9%
221,375	Sempra Energy	10,986,841
	Oil & Gas - 1.2%
106,100	Occidental Petroleum Corp.	6,982,441
	Pharmaceuticals - 5.1%
245,860	Johnson & Johnson	13,964,848
576,445	Valeant Pharmaceuticals International *	14,826,165
		28,791,013
	Special Purpose Acquisition Corporations - 1.9%
1,124,350	Trian Acquisition I Corp. *	10,760,030
	Textiles, Apparel & Luxury Goods - 0.9%
340,335	Gildan Activewear, Inc. *	5,036,958
	Water Utilities - 3.0%
875,265	American Water Works Co., Inc.	16,726,314
	TOTAL COMMON STOCKS
	(Cost $342,885,535)	358,124,244

	PARTNERSHIPS AND TRUSTS: 5.5%
387,805	Energy Transer Equity L.P.	9,838,613
428,305	Enterprise Products Partners L.P	10,681,927
500,850	Magellan Midstream Holdings, L.P	10,507,833
	TOTAL PARTNERSHIPS AND TRUSTS
	(Cost $33,093,684)	31,028,373

Principal
Amount		Value
	CONVERTIBLE BONDS - 5.3%
	Containers & Packaging - 1.2%
	Sealed Air Corp New
$6,500,000	3.000%, 06/30/2033 (Acquired 1/27/09, Cost $5,865,324)2	6,540,625
	Media - 1.4%
	Regal Entertainment Group
8,075,000	6.250%, 03/15/2011 (Acquired 1/22/09- 2/18/09, Cost $7,350,744) 2	7,812,562
	Software - 1.4%
	Cadence Design System, Inc.
9,640,000	1.375%, 12/15/2011	7,965,050
	Trading Companies & Distributors - 0.3%
	Wesco International, Inc.
1,700,000	2.625%, 10/15/2025	1,604,375
	Wireless Telecommunication Services - 1.0%
	American Tower Corp.
5,800,000	5.000%, 02/15/2010	5,836,250
	TOTAL CONVERTIBLE BONDS
	(Cost $27,528,079)	29,758,862

	CORPORATE BONDS - 6.5%
	Aerospace & Defense - 0.7%
	DigitalGlobe, Inc.
4,000,000	10.500%, 05/01/2014 (Acquired 4/21/09, Cost $3,854,799)2	4,160,000
	Food Products - 1.1%
	Smithfield Foods, Inc.
6,000,000	8.000%, 10/15/2009	6,030,000
	Motor Vehicle Parts & Accessories - 1.5%
	Stoneridge, Inc.
10,000,000	11.500%, 05/01/2012	8,550,000
	Office Electronics - 0.8%
	Xerox Corp.
4,770,000	3.626%, 12/18/2009	4,720,950
	Retail - 1.2%
	JC Penney Co. Inc.
6,474,000	8.000%, 03/01/2010	6,546,340
	Short-Term Business Credit Institutions- 1.2%
	Qwest Capital Funding, Inc.
6,795,000	7.000%, 08/03/2009	6,811,988
	TOTAL CORPORATE BONDS
	(Cost $38,052,588)	36,819,278

Shares		Value
	WARRANTS - 0.0%
1,124,350	Trian Acquisition I Corp.
	Expires 1/23/13 at $7.00*	281,087
	TOTAL WARRANTS
	(Cost $1,124,350)	281,087

	SHORT TERM INVESTMENT - 18.4%
104,037,346	Federated U.S.Treasury Cash Reserves - Institutional	104,037,346
	TOTAL SHORT TERM INVESTMENT
	(Cost $104,037,346)	104,037,346

	TOTAL INVESTMENTS IN SECURITIES (Cost $546,721,582) - 99.0%	560,049,190
	Other Assets in Excess of Liabilities - 1.0%	5,431,475
	TOTAL NET ASSETS - 100.0%	$565,480,665

ADR	American Depository Receipt.
*	Non-income producing security.
1	Foreign issued security.
2	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities
	may be resold in transactions exempt from registration, normally to qualified, institutional buyers. At
	June 30, 2009, the value of these securities amounted to $18,513,187 or 3.3% of net assets.

The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows+:

Cost of investments	$543,357,371
Gross unrealized appreciation	39,741,055
Gross unrealized depreciation	(23,049,236)
Net unrealized depreciation	$16,691,819

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at June 30, 2009

The Fund adopted Statement of Financial Accounting Standard no. 157, Fair Value Measurements ("FAS 157") and FASB Staff Position No. 157-4 ("FSP 157-4"). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the following levels:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	Level 1	Level 2		Level 3		Total
Equity
Consumer Discretionary	$24,040,754	$	---	$	---	$24,040,754
Consumer Staples	42,575,238		---		---	42,575,238
Energy	6,982,441		---		---	6,982,441
Financials	16,118,651		---		---	16,118,651
Health Care	106,681,138		---		---	106,681,138
Industrials	29,066,615		---		---	29,066,615
Information Technology	55,963,293		---		---	55,963,293
Materials	13,526,246		---		---	13,526,246
Telecommunication Services	15,902,071		---		---	15,902,071
Utilities	47,267,797		---		---	47,267,797
Total Equity	358,124,244		---		---	358,124,244

Partnerships & Trusts	31,028,373		---		---	31,028,373

Warrants	281,087		---		---	281,087

Convertible Bonds	---		29,758,862		---	29,758,862

Corporate Bonds	---		36,819,278		---	36,819,278

Short-Term Investments	104,037,346		---		---	104,037,346

Total Investments in Securities	$493,471,050		$66,578,140	$	---	$560,049,190

The Osterweis Strategic Income Fund
SCHEDULE OF INVESTMENTS at June 30, 2009 (Unaudited)

Principal
Amount		Value
	BONDS - 84.6%
	CONVERTIBLE BONDS - 40.0%
	Building Products - 2.4%
	Griffon Corp.
$8,925,000	4.000%, 07/18/2023	$8,501,062
	Communications Equipment - 0.5%
	CommScope, Inc.
1,500,000	3.250%, 07/01/2015	1,710,000
	Containers & Packaging - 2.7%
	Sealed Air Corp.
9,500,000	3.000%, 06/30/2033 2 (Acquired 1/27/09 - 4/1/09, Cost $8,674,801)	9,559,375
	Diversified Consumer Services - 1.9%
	Stewart Enterprises, Inc.
8,305,000	3.125%, 07/15/2014	6,623,238
	Electronic Equipment, Instruments & Components - 0.7%
	Richardson Electronics Ltd
3,180,000	8.000%, 06/15/2011	2,536,050
	Health Care Equipment & Supplies - 2.8%
	Integra LifeSciences Holdings Corp.
7,324,000	2.750%, 06/01/2010 2 (Acquired 5/28/09 - 6/1/09, Cost $6,961,762)	7,067,660
3,500,000	2.375%, 06/01/2012 2 (Acquired 6/12/09 - 6/18/09, Cost $2,764,556)	2,765,000
		9,832,660
	Home Builders - 1.8%
	Affordable Residential Communities
6,000,000	7.500%, 08/15/2025	6,217,500
	Industrial Conglomerates - 0.4%
	Textron, Inc.
1,500,000	4.500%, 05/01/2013	1,511,250
	Insurance - 1.1%
	Old Republic International Corp.
4,000,000	8.000%, 05/15/2012	4,095,000
	Internet & Catalog Retail - 2.3%
	Collegiate Pacific, Inc.
8,145,000	5.750%, 12/01/2009	8,155,181
	Internet Software & Services - 2.2%
	Savvis Inc.
10,400,000	3.000%, 05/15/2012	7,865,000
	IT Services - 2.3%
	Euronet Worldwide, Inc.
8,380,000	1.625%, 12/15/2024	8,243,825
	Machinery - 0.9%
	Actuant Corp.
3,250,000	2.000%, 11/15/2023	3,063,125
	Media - 2.4%
	Lions Gate Entertainment Corp.
3,350,000	2.938%, 10/15/2024	2,696,750
	Regal Entertainment Group, Inc.
5,625,000	6.250%, 03/15/2011 2 (Acquired 1/21/09 - 2/20/09, Cost $5,058,769)	5,442,188
	Sinclair Broadcast Group, Inc.
663,000	6.000%, 09/15/2012	278,460
		8,417,398
	Merchant Wholesalers - 1.4%
	SuperValu, Inc.
14,261,000	0.000%, 11/02/2031	4,902,219
	Metals & Mining - 0.3%
	United States Steel Corp.
875,000	4.000%, 05/15/2014	1,149,531
	Oil, Gas & Consumable Fuels - 0.5%
	Bill Barrett Corp.
1,750,000	5.000%, 03/15/2028	1,594,687
	Pharmaceuticals - 0.5%
	Watson Pharmaceuticals, Inc.
1,750,000	1.750%, 03/15/2023	1,734,688
	Professional Services - 1.3%
	School Specialty, Inc.
4,700,000	3.750%, 08/01/2023	4,453,250
	Software - 6.3%
	Cadence Design System, Inc.
11,500,000	1.375%, 12/15/2011	9,501,875
	Magma Design Automation
2,800,000	2.000%, 05/15/2010	1,760,500
	Mentor Graphics Corp.
9,789,000	6.810%, 08/06/2023	9,201,660
	Novell, Inc.
1,750,000	0.500%, 07/15/2024	1,750,000
		22,214,035
	Tobacco - 0.6%
	Alliance One International, Inc.
2,000,000	5.500%, 07/15/2014 2 (Acquired 6/29/09, Cost $2,000,000)	1,985,000
	Trading Companies & Distributors - 3.1%
	Wesco International, Inc.
8,000,000	2.625%, 10/15/2025	7,550,000
4,000,000	1.750%, 11/15/2026	3,335,000
		10,885,000
	Wireless Telecommunication Services - 1.6%
	American Tower Corp.
5,617,000	5.000%, 02/15/2010	5,652,106
	TOTAL CONVERTIBLE BONDS
	(Cost $135,010,294)	140,901,180

	CORPORATE BONDS - 44.6%
	Aerospace & Defense - 2.9%
	DigitalGlobe, Inc.
10,000,000	10.500%, 05/01/2014 2 (Acquired 4/21/09, Cost $9,636,996)	10,400,000
	Auto Components - 1.4%
	Goodyear Tire & Rubber Co.
5,000,000	9.135%, 12/01/2009	4,975,000
	Banks - 0.1%
	Emigrant Capital Trust
1,750,000	7.330%, 04/14/2034 1,2 (Acquired 08/12/2004, Cost $1,741,250)	219,285
	Capital Markets - 0.6%
	Amvescap Plc
2,030,000	4.500%, 12/15/2009	2,038,766
	Consumer Finance - 4.5%
	Discover Financial Services
5,000,000	3.431%, 06/11/2010 1	4,708,920
	SLM Corp.
1,764,000	4.700%, 02/01/2010	1,627,219
	Qwest Capital Funding, Inc.
1,750,000	7.900%, 08/15/2010	1,758,750
7,800,000	7.000%, 08/03/2009	7,819,500
		15,914,389
	Deep Sea Transportation - 1.1%
	Royal Caribbean Cruises Ltd
2,500,000	8.750%, 02/02/2011	2,400,000
1,750,000	11.875%, 07/15/2015 3	1,704,483
		4,104,483
	Electronic Equipment & Instruments - 0.4%
	Itron, Inc.
1,450,000	7.750%, 05/15/2012	1,477,187
	Energy - 0.6%
	NRG Energy, Inc.
2,000,000	8.500%, 06/15/2019	1,947,500
	Food Products - 2.9%
	Land O Lakes, Inc.
2,030,000	9.000%, 12/15/2010	2,060,450
	Smithfield Foods, Inc.
8,040,000	8.000%, 10/15/2009	8,080,200
		10,140,650
	Food Services - 0.5%
	Carrols Corp.
1,750,000	9.000%, 01/15/2013	1,649,375
	Health Care Providers & Services - 2.0%
	HealthSouth Corp.
7,703,000	8.323%, 06/15/2014	7,067,502
	Heavy Construction Equipment Rental And Leasing - 0.5%
	United Rentals North America, Inc.
1,750,000	6.500%, 02/15/2012	1,706,250
	Hotels, Restaurants & Leisure - 1.0%
	Real Mex Restaurants, Inc.
3,750,000	10.000%, 04/01/2010	3,206,250
	Starwood Hotels & Resorts
500,000	7.875%, 10/15/2014	470,496
		3,676,746
	Household Durables - 2.1%
	Mohawk Industries, Inc.
7,600,000	5.750%, 01/15/2011	7,392,330
	Media - 2.6%
	Interpublic Group, Inc.
9,000,000	10.000%, 07/15/2017 2 (Acquired 6/10/09, Cost $8,817,178)	9,112,500
	Medical Equipment Rental And Leasing - 0.6%
	Universal Hospital Services, Inc.
2,200,000	10.125%, 11/01/2011	2,180,750
	Metals & Mining - 0.2%
	Alcoa, Inc.
625,000	6.500%, 06/01/2011	637,455
	Motor Vehicle Parts And Accessories - 1.9%
	Stoneridge, Inc.
7,750,000	11.500%, 05/01/2012	6,626,250
	Office Electronics - 1.1%
	Xerox Corp.
4,000,000	3.626%, 12/18/2009	3,958,868
	Oil, Gas & Consumable Fuels - 0.1%
	Bill Barrett Corp.
250,000	9.875%, 07/16/2015 3	237,930
	Personal Products - 1.5%
	Elizabeth Arden, Inc.
6,061,000	7.750%, 01/15/2014	5,273,070
	Primary Metal Industries - 0.8%
	Coleman Cable, Inc.
3,575,000	9.875%, 10/01/2012	2,900,219
	Rental and Leasing Services - 1.1%
	United Rentals (North America), Inc.
4,000,000	10.875%, 06/15/2016 2 (Acquired 6/2/09, Cost $3,882,332)	3,860,000
	Retail - 5.7%
	JC Penney Company, Inc.
11,234,000	8.000%, 03/01/2010	11,359,529
	Saks, Inc.
7,600,000	7.500%, 12/01/2010	7,334,000
	Harry & David Operations
4,175,000	10.231%, 03/01/2012 1	1,440,375
		20,133,904
	Road & Rail - 3.2%
	Hertz Corp.
2,263,000	7.400%, 03/01/2011	2,048,015
4,126,000	7.625%, 06/01/2012	3,403,950
	Rental Service Corp.
7,000,000	9.500%, 12/01/2014	5,652,500
		11,104,465
	Software - 0.3%
	Pegasus Gaming Corp.
3,000,000	10.500%, 04/15/2015 2 (Acquired 04/05/07 - 10/11/07, Cost $2,806,527)	1,038,750
	Telecommunications - 2.1%
	Orbimage Holdings, Inc.
7,375,000	11.275%, 07/01/2012	7,540,938
	Textiles, Apparel & Luxury Goods - 2.8%
	Brown Shoe Company, Inc.
10,735,000	8.750%, 05/01/2012	9,822,525
	TOTAL CORPORATE BONDS
	(Cost $163,058,269)	157,137,087

	TOTAL BONDS
	(Cost $298,068,563)	298,038,267

Shares		Value
	PREFERRED STOCK - 0.1%
	Leisure Equipment & Products - 0.1%
5,000	Callaway Golf Co. *, 2 (Acquired 6/9/09, Cost $500,000)	460,625
	TOTAL PREFERRED STOCK
	(Cost $500,000)	460,625

	SHORT TERM INVESTMENT - 10.4%
36,451,181	Federated U.S. Treasury Cash Reserves - Institutional	36,451,181
	TOTAL SHORT TERM INVESTMENT
	(Cost $36,451,181)	36,451,181

	Total Investments in Securities (Cost $335,019,744) - 95.1%	334,950,073
	Other Assets in Excess of Liabilities - 4.9%	17,409,700
	TOTAL NET ASSETS - 100.0%	$352,359,773

*	Non Income Producing
1	Variable Rate
2	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers. At
June 30, 2009, the value of these securities amounted to $51,910,383 or 14.7% of net assets.
3	Securities valued at fair value under the supervision of the Board of Trustees.

The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows+:

Cost of investments	$336,054,953
Gross unrealized appreciation	10,762,642
Gross unrealized depreciation	(11,867,522)
Net unrealized depreciation	$(1,104,880)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at June 30, 2009

The Fund adopted Statement of Financial Accounting Standard no. 157, Fair Value Measurements ("FAS 157") and FASB Staff Position No. 157-4 ("FSP 157-4"). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the following levels:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	Level 1		Level 2	Level 3		Total
Convertible Bonds	$	---	$140,901,180	$	---	$140,901,180

Corporate Bonds		---	155,194,674		1,942,413	157,137,087

Total Fixed Income		---	296,095,854		1,942,413	298,038,267

Preferred Stock		460,625	---		---	460,625

Short-Term Investments		36,451,181	---		---	36,451,181

Total Investments in Securities		$36,911,806	$296,095,854		$1,942,413	$334,950,073

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of March 31, 2009	$	---
Accrued discounts/premiums		---
Realized gain (loss)		---
Change in unrealized appreciation (depreciation)		---
Net purchases (sales)		1,942,413
Transfers in and/or out of Level 3		---
Balance as of June 30, 2009		$1,942,413

Change in unrealized appreciation (depreciation) during
the year for level 3 investments held at June 30, 2009.	$	---

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title       /s/Robert M. Slotky
Robert M. Slotky, President

Date  August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert M. Slotky
Robert M. Slotky, President

Date  August 27, 2009

By (Signature and Title)*   /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  August 26, 2009

* Print the name and title of each signing officer under his or her signature.